UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services., 3435 Stelzer Rd. Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2011

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.2%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$8,195	$8,195

Total Commercial Paper (Amortized Cost $8,195)		8,195

Common Stocks (99.0%)
Aerospace/Defense (4.2%):
Boeing Co.	269,000	18,690
Raytheon Co.	193,900	9,693
		28,383
Airlines (1.3%):
Southwest Airlines Co.	713,600	8,456

Automotive (2.4%):
Ford Motor Co. (b)	538,900	8,595
PACCAR, Inc.	128,600	7,265
		15,860
Banks (3.0%):
JPMorgan Chase & Co.	451,800	20,304

Beverages (2.9%):
Anheuser-Busch InBev NV, Sponsored ADR	173,800	9,613
Dr Pepper Snapple Group, Inc.	287,400	10,182
		19,795
Brokerage Services (2.5%):
Charles Schwab Corp.	924,967	16,696

Chemicals (1.0%):
Monsanto Co.	94,831	6,959

Commercial Services (2.0%):
Iron Mountain, Inc.	136,000	3,317
Paychex, Inc.	319,816	10,234
		13,551
Computers & Peripherals (4.6%):
Cisco Systems, Inc. (b)	536,000	11,336
EMC Corp. (b)	445,693	11,093
Hewlett-Packard Co.	192,000	8,773
		31,202
Electronics (5.2%):
General Electric Co.	953,829	19,210
Johnson Controls, Inc.	412,000	15,817
		35,027
Engineering (2.3%):
ABB Ltd., Sponsored ADR	641,100	15,175

Environmental Control (0.7%):
Waste Management, Inc.	129,000	4,885

Financial Services (3.3%):
Morgan Stanley	459,900	13,521
Western Union Co.	420,192	8,522
		22,043
Food Processing & Packaging (3.0%):
Kraft Foods, Inc., Class A	434,855	13,294
Nestle SA, Sponsored ADR	122,815	6,659
		19,953

See notes to schedules of investments.

Security Description	Shares	Value
Forest Products & Paper (1.6%):
International Paper Co.	379,000	$10,945

Health Care (1.6%):
Medtronic, Inc.	283,600	10,868

Home Builders (0.8%):
Toll Brothers, Inc. (b)	266,656	5,397

Insurance (4.4%):
MetLife, Inc.	364,277	16,673
The Chubb Corp.	114,200	6,616
The Travelers Cos., Inc.	108,640	6,112
		29,401
Internet Business Services (4.2%):
Expedia, Inc.	196,997	4,956
Google, Inc., Class A (b)	38,600	23,174
		28,130
Investment Companies (0.8%):
Invesco Ltd.	228,788	5,660

Manufacturing-Diversified (1.3%):
Ingersoll-Rand PLC	188,000	8,874

Media (1.3%):
News Corp., Class A	562,000	8,441

Medical Supplies (0.9%):
Boston Scientific Corp. (b)	846,600	5,909

Office Equipment & Supplies (2.1%):
Staples, Inc.	635,800	14,185

Oil & Gas Exploration-Production & Services (1.9%):
Anadarko Petroleum Corp.	117,560	9,062
ENSCO International PLC, Sponsored ADR	69,200	3,760
		12,822
Oil Companies-Integrated (4.2%):
Exxon Mobil Corp.	347,900	28,069

Oilfield Services & Equipment (6.8%):
Halliburton Co.	361,379	16,262
Schlumberger Ltd.	334,544	29,771
		46,033
Pharmaceuticals (6.9%):
Abbott Laboratories	72,300	3,265
Johnson & Johnson	81,850	4,892
Merck & Co., Inc.	465,575	15,443
Pfizer, Inc.	1,253,500	22,839
		46,439
Retail (2.5%):
Target Corp.	307,802	16,877

Retail-Department Stores (0.8%):
Macy’s, Inc.	234,300	5,424

Retail-Specialty Stores (2.8%):
Lowe’s Cos., Inc.	759,390	18,833

Software & Computer Services (6.8%):
Autodesk, Inc. (b)	217,000	8,827
Microsoft Corp.	791,481	21,944
Oracle Corp.	462,149	14,803
		45,574

See notes to schedules of investments.

Security Description	Shares	Value
Steel (2.3%):
Nucor Corp.	336,697	$15,458

Telecommunications-Services & Equipment (3.9%):
American Tower Corp., Class A (b)	170,000	8,646
QUALCOMM, Inc.	329,100	17,814
		26,460
Transportation Services (2.1%):
United Parcel Service, Inc., Class B	194,850	13,955

Utilities-Electric (0.6%):
Exelon Corp.	101,400	4,310

Total Common Stocks (Cost $540,096)		666,353

Total Investments (Cost $548,291) — 100.2%		674,548

Liabilities in excess of other assets — (0.2)%		(1,219)

NET ASSETS — 100.0%		$673,329

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of investments.

Victory Institutional Funds

Notes to Schedule of Portfolio Investments

January 31, 2011 (Unaudited)

1.  Federal Tax Information:

At January 31, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock Fund	$558,372	$128,311	$(12,135)	$116,176

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value.  These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.  These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total

Institutional Diversified Stock Fund
Commercial Paper	$—	$8,195	$8,195
Common Stocks	666,353	—	666,353
Total	$666,353	$8,195	$674,548

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels 1 and 2 as of January 31, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended January 31, 2011, KeyBank received $34 thousand in total from the Trust, The Victory Portfolios and/or The Victory Variable Insurance Funds (collectively, the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

At January 31, 2011, the Fund had no securities on loan.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	March 21, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 21, 2011

* Print the name and title of each signing officer under his or her signature.